TRADE ACCOUNTS RECEIVABLE - Breakdown of trade accounts receivable by maturity (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
TRADE ACCOUNTS RECEIVABLE
Financial assets	R$ 9,132,860	R$ 6,848,454
Neither past due nor impaired | Current
TRADE ACCOUNTS RECEIVABLE
Financial assets	8,216,570	5,904,402
Past due but not impaired | Up to 30 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	682,142	644,644
Past due but not impaired | From 31 to 60 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	134,674	57,395
Past due but not impaired | From 61 to 90 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	38,187	97,639
Past due but not impaired | From 91 to 120 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	17,701	40,533
Past due but not impaired | From 121 to 180 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	12,402	34,708
Past due but not impaired | From 181 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	R$ 31,184	R$ 69,133